PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Commitments to suppliers to purchase machinery and equipment	$ 29.3	$ 32.4
(Losses) gains on disposals of property, plant and equipment	$ (0.3)	$ (0.1)	$ 0.8